Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Long-term Liabilities [Abstract]
Schedule of Other Long-Term Liabilities
	December 31	December 31
	2025	2024
	€ in thousands
Other liabilities (1)	6,047	873
Liabilities for employee’s benefits	132	66

	6,179	939

(1)	As of December 31, 2025, represents investment tax credits received in respect of solar plants in USA.